Balance Sheet Information of Allyes (Parenthetical) (Detail) (Allyes, USD $)	Dec. 31, 2011
Allyes
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts receivable, allowance for doubtful accounts	$ 3,312,436